Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Expense [Abstract]
Income tax expense (benefit) at applicable statutory rate	[1]	$ 164,176	$ (3,472,095)
Nondeductible expenses		322,688	358,810
Impact of foreign tax rate differential	[2]	(827,192)	2,490,170
Current year change in valuation allowance		(657,611)	657,985
Adjustments in respect of current income tax of previous year		1,035,939
Other		(36,942)	(31,799)
Reported income taxes		$ 1,058	$ 3,071

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
[2]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.